Reserves (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Claims and Benefits Payable
Future Policy Benefits and Expenses	$ 2,743,876	$ 2,804,648
Unearned Premiums	30,535	30,021
Case Reserves	1,477,745	1,497,673
Incurred But Not Reported Reserves	201,985	197,417
Preneed life insurance policies and investment-type annuity contracts
Claims and Benefits Payable
Future Policy Benefits and Expenses	976,837	1,045,632
Unearned Premiums	101	203
Case Reserves	4,189	4,115
Incurred But Not Reported Reserves	3,003	3,419
Life insurance no longer offered
Claims and Benefits Payable
Future Policy Benefits and Expenses	258,513	266,556
Unearned Premiums	528	535
Case Reserves	1,140	2,577
Incurred But Not Reported Reserves	2,521	4,155
FFG, LTC and other disposed businesses
Claims and Benefits Payable
Future Policy Benefits and Expenses	1,474,858	1,458,326
Unearned Premiums	17,623	18,282
Case Reserves	205,524	194,014
Incurred But Not Reported Reserves	26,351	15,197
All other, long duration contracts
Claims and Benefits Payable
Future Policy Benefits and Expenses	33,668	34,134
Unearned Premiums	461	447
Case Reserves	14,595	15,418
Incurred But Not Reported Reserves	8,324	8,710
Group Term Life
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	4,039	3,558
Case Reserves	161,042	163,124
Incurred But Not Reported Reserves	28,480	29,483
Group Disability
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	2,435	2,067
Case Reserves	1,086,870	1,113,761
Incurred But Not Reported Reserves	111,546	115,664
Medical
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	244	331
Case Reserves	1,895	2,181
Incurred But Not Reported Reserves	1,205	1,678
Dental
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	4,921	4,459
Case Reserves	2,245	2,287
Incurred But Not Reported Reserves	16,787	15,161
Credit life and disability
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	2	2
Case Reserves	0	0
Incurred But Not Reported Reserves	2,203	1,698
All other, short duration contracts
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	181	137
Case Reserves	245	196
Incurred But Not Reported Reserves	$ 1,565	$ 2,252